LEASES - Terms and Discount Rate (Details)	Dec. 31, 2021	Dec. 31, 2020
Weighted average remaining lease term (years)
Finance leases	3 years 10 months 28 days	9 years 6 months
Operating leases	4 years 9 months 21 days
Weighted average discount rate
Finance leases	4.69%	5.00%
Operating leases	4.00%	0.00%